Insurance (Summary of Sensitivity Analysis for Actuarial Assumptions) (Details) - Property liability and casualty insurance segment [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Impact of one percent change in discount rate in key assumptions[member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	$ 121	$ 102
Decrease in assumption	(129)	(108)
Increase in assumption	90	75
Decrease in assumption	(95)	(80)
Impact of one percent change in margin for adverse deviation in key assumptions[member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	(52)	(63)
Decrease in assumption	40	42
Increase in assumption	(38)	(47)
Decrease in assumption	29	31
Impact of five percent change in frequency of claims in key assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	(182)	(165)
Decrease in assumption	182	165
Increase in assumption	(135)	(122)
Decrease in assumption	135	122
Impact of five percent change in severity of claims in key assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	(288)	(228)
Decrease in assumption	288	228
Increase in assumption	(213)	(169)
Decrease in assumption	$ 213	$ 169